Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 01, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000219139
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,811		$ 11,281		$ 13,612		$ 15,348		$ 16,057		$ 16,005		$ 17,104		$ 17,227		$ 15,397		$ 14,510		$ 16,264		$ 16,015		$ 16,550		$ 16,022		$ 17,818		$ 19,368		$ 19,185		$ 20,512		$ 19,812		$ 20,517		$ 20,474		$ 21,264		$ 22,119
C000005461
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 507,721		$ 527,689		$ 551,384		$ 581,019		$ 605,679		$ 620,918		$ 643,360		$ 678,786		$ 659,624		$ 672,399		$ 700,560		$ 615,337		$ 684,609		$ 714,253		$ 729,855		$ 779,585		$ 556,894		$ 637,393		$ 665,435		$ 803,171		$ 905,863		$ 948,028		$ 945,307	$ 1,010,474	$ 1,018,479	$ 910,409	$ 858,375	$ 962,416	$ 947,676	$ 980,190	$ 948,977	$ 1,055,679	$ 1,147,886	$ 1,138,007	$ 1,216,571	$ 1,175,854	$ 1,218,085	$ 1,216,050	$ 1,263,369	$ 1,314,698
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,100		12,122		13,901		14,784		16,002		15,986		17,469		16,547		13,783		13,168		14,113		15,127		16,395		15,862		17,777		19,558		20,187		21,444		22,009		20,970		23,275		25,178		25,783
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,595		$ 11,188		$ 13,006		$ 14,470		$ 15,223		$ 15,105		$ 16,278		$ 16,158		$ 14,185		$ 13,388		$ 15,051		$ 15,203		$ 15,822		$ 15,321		$ 16,776		$ 18,284		$ 17,888		$ 19,575		$ 19,187		$ 19,597		$ 20,339		$ 21,423		$ 22,239
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 508,192		$ 531,483		$ 549,983		$ 586,702		$ 605,879		$ 614,026		$ 633,152		$ 666,872		$ 647,977		$ 655,595		$ 692,988		$ 611,740		$ 684,748		$ 711,073		$ 720,712		$ 774,104		$ 567,186		$ 648,241		$ 684,495		$ 795,745		$ 885,306		$ 931,415		$ 924,150	$ 995,958	$ 988,611	$ 867,895	$ 819,141	$ 920,884	$ 930,149	$ 968,048	$ 937,411	$ 1,026,442	$ 1,118,674	$ 1,094,444	$ 1,197,649	$ 1,173,925	$ 1,198,997	$ 1,244,404	$ 1,310,728	$ 1,360,653